Related-party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenues from related parties, net	$ 0	$ 86,555	$ 251,974
Display driver for large-size applications [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net		54,813	190,963
Display driver for consumer electronics applications [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net		24,965	40,582
Display driver for mobile handsets [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net		1,863	14,748
Others [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net		$ 4,914	$ 5,681